Borrowings and Debentures - Long-term Borrowings (Parenthetical) (Detail) - 3M CD [member]	Dec. 31, 2025	Dec. 31, 2024
Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.85%	3.41%
Floating interest rate [member] | Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.05%
Floating interest rate [member] | DBS bank Ltd Long Term Borrowings with 3M CD + 0.075 Due Oct. 8,2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.075%